Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com
January 6, 2011
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC 20549
Re:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) CIK No. 0000896435
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Fund”) that the Prospectuses for Invesco V.I. Balanced-Risk Allocation Fund and Statement of Additional Information relating to the Series I and II shares of Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Basic Balanced Fund, Invesco V.I. Basic Value Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Capital Development Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Diversified Income Fund, Invesco V.I. Dynamics Fund, Invesco V.I. Financial Services Fund, Invesco V.I. Global Health Care Fund, Invesco V.I. Global Multi-Asset Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Large Cap Growth Fund, Invesco V.I. Leisure Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Money Market Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Technology Fund and Invesco V.I. Utilities Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 52 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 52 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on January 6, 2011.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Sincerely,
/s/ Peter Davidson
Peter Davidson
Counsel